Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 25, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill

	December 27, 2011	December 25, 2012
	(In Thousands)
Amortized intangible assets:
Gross carrying amount:
Favorable leasehold interests	$848	$848
Licensing and development rights	1,077	1,077
Other	198	265

	2,123	2,190
Accumulated amortization:
Favorable leasehold interests	(549)	(639)
Licensing and development rights	(333)	(399)
Other	(26)	(39)

	(908)	(1,077)

Net amortized intangible assets	$1,215	$1,113

Unamortized intangible assets:
Goodwill	$76,103	$75,365
Trade names	34,893	34,893
Liquor license permits	385	385

	$111,381	$110,643